Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Aug. 31, 2018
Accumulated Other Comprehensive Loss [Abstract]
Changes in accumulated other comprehensive loss
Changes in accumulated other comprehensive loss are as follows:

	Foreign currency translation adjustment	Cash-flow hedge	Accumulated other comprehensive loss

Balance as at September 1, 2015	$(49,843)	$(2,162)	$(52,005)
Foreign currency translation adjustment	707	‒	707
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	‒	2,724	2,724

Balance as at August 31, 2016	(49,136)	562	(48,574)
Foreign currency translation adjustment	8,262	‒	8,262
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	‒	1,347	1,347

Balance as at August 31, 2017	(40,874)	1,909	(38,965)
Foreign currency translation adjustment	(6,491)	‒	(6,491)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	‒	(1,894)	(1,894)

Balance as at August 31, 2018	$(47,365)	$15	$(47,350)